Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 11—Fair Value Measurements
The carrying amounts of restricted cash, certain components of other assets, accounts payable and accrued expenses, resident security deposits, and other liabilities approximate fair value due to the short maturity of these amounts. Our interest rate swap agreements are the only financial instruments recorded at fair value on a recurring basis within our condensed consolidated financial statements. The fair values of our interest rate caps and swaps, which are classified as Level 2 in the fair value hierarchy, are estimated using market values of instruments with similar attributes and maturities. See Note 7 for the details of the balance sheet classification and the fair values for the interest rate caps and swaps.
The following table displays the carrying values and fair values of financial instruments as of June 30, 2017 and December 31, 2016:

		June 30, 2017		December 31, 2016
		Carrying Value	Fair Value	Carrying Value	Fair Value
Assets carried at historical cost on the consolidated balance sheets
Investments in debt securities	Level 2	$230,498	$234,413	$209,337	$209,390

Liabilities carried at historical cost on the consolidated balance sheets
Mortgage loans(1)	Level 2	$4,177,516	$4,195,249	$5,263,994	$5,265,180
Term loan facility(2)	Level 3	1,500,000	1,501,248	—	—
Credit facilities(3)	Level 3	—	—	2,321,585	2,329,551

(1)	The carrying values of the mortgage loans are shown net of discount and exclude $18,850 and $9,256 of deferred financing costs as of June 30, 2017 and December 31, 2016, respectively.

(2)	The carrying value of the term loan facility excludes $13,471 of deferred financing costs as of June 30, 2017.

(3)	The carrying values of the credit facilities exclude $6,044 of deferred financing costs as of December 31, 2016.

The fair values of our investments in debt securities and of our mortgage loans, which are classified as Level 2 in the fair value hierarchy, are estimated based on market bid prices of comparable instruments at the end of the period. The fair values of our credit facilities and Term Loan Facility, which are classified as Level 3 in the fair value hierarchy, are estimated using a discounted cash flow methodology based on market interest rate data and other market factors available at the end of the period.
Our assets measured at fair value on a nonrecurring basis are those assets for which we have recorded impairments. The assets for which we have recorded impairments, measured at fair value on a nonrecurring basis, are summarized below:

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
Investments in single-family residential properties, net held for use (Level 3)
Pre-impairment amount	$—	$1,057	$496	$1,057
Total impairments	—	(229)	(267)	(229)
Fair value	$—	$828	$229	$828

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
Investments in single-family residential properties, net held for sale (Level 3)
Pre-impairment amount	$885	$3,959	$8,127	$3,959
Total impairments	(95)	(290)	(865)	(290)
Fair value	$790	$3,669	$7,262	$3,669

For additional information related to our single-family residential properties during the three and six months ended June 30, 2017 and 2016, refer to Note 3.

Fair Value Measurements
The carrying amounts of restricted cash, certain components of other assets, accounts payable and accrued expenses, resident security deposits, and other liabilities approximate fair value due to the short maturity of these amounts. Our interest rate swap agreements are the only financial instruments recorded at fair value on a recurring basis within our combined and consolidated financial statements as more fully described in Note 7.
The following table displays the carrying values and fair values of financial instruments as of December 31, 2016 and 2015:

		December 31, 2016		December 31, 2015
		Carrying Value	Fair Value	Carrying Value	Fair Value
Assets carried at historical cost on the combined and consolidated balance sheets
Investments in debt securities	Level 2	$209,337	$209,390	$193,045	$193,045
Interest rate caps	Level 2	—	29	101	101

Liabilities carried at historical cost on the combined and consolidated balance sheets
Credit facilities(1)	Level 3	$2,321,585	$2,329,551	$2,355,948	$2,324,249
Mortgage loans(2)	Level 2	5,263,994	5,265,180	5,305,911	5,194,530
Warehouse loans	Level 3	—	—	114,023	114,023
Interest rate swaps	Level 2	8,683	8,683	—	—

(1)	The carrying values of the credit facilities exclude $6,044 and $8,207 of deferred financing costs as of December 31, 2016 and 2015, respectively.

(2)	The carrying values of the mortgage loans are shown net of discount and exclude $9,256 and $41,718 of deferred financing costs as of December 31, 2016 and 2015, respectively.

The fair values of our investments in debt securities and of our mortgage loans, which are classified as Level 2 in the fair value hierarchy, are estimated based on market bid prices of comparable instruments at the end of the period. The fair values of our interest rate caps and swaps, which are classified as Level 2 in the fair value hierarchy, are estimated using market values of instruments with similar attributes and maturities.
The fair values of our credit facilities and warehouse loans, which are classified as Level 3 in the fair value hierarchy, are estimated using a discounted cash flow methodology based on market interest rate data and other market factors available at the end of the period.
Our assets measured at fair value on a nonrecurring basis are those assets for which we have recorded impairments. See Note 2 for information regarding significant considerations used to estimate the fair value of our investments in single-family residential properties. The assets for which we have recorded impairments, measured at fair value on a nonrecurring basis, are summarized below:

	Year Ended December 31,
Investments in single-family residential properties, net held for use (Level 3)	2016	2015	2014
Pre-impairment amount	$3,066	$2,230	$467
Total impairments	(955)	(1,448)	(423)
Fair value	$2,111	$782	$44

	Year Ended December 31,
Investments in single-family residential properties, net held for sale (Level 3)	2016	2015	2014
Pre-impairment amount	$6,938	$—	$—
Total impairments	(1,327)	—	—
Fair value	$5,611	$—	$—

For additional information related to our single-family residential properties during the years ended December 31, 2016 and 2015, refer to Note 3.